Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Schedule of Other Equity Instruments

	2024 £m	2023 £m	2022 £m
At 1 January	5,018	4,268	4,268
Issued in the year:
$550 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	410	–	–
$1,000 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	764	–	–
£750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	–	750	–
	1,174	750	–
Repurchases and redemptions during the year:
£500 million Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	(500)	–	–

Profit for the year attributable to other equity holders	363	334	241
Distributions on other equity instruments	(363)	(334)	(241)
At 31 December	5,692	5,018	4,268